UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02853

Name of Fund:	Legg Mason Cash Reserve Trust
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 8/31/2006
Date of reporting period: 11/30/2005

Item 1 - Schedule of Investments
Portfolio of Investments
Legg Mason Cash Reserve Trust
November 30, 2005 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Corporate Bonds and Notes — 6.8%
Australia and New Zealand Banking Group Limited	4.150%	6/23/06	$17,500	$17,500	A,B,C
Morgan Stanley	6.100%	4/15/06	17,500	17,645
National Rural Utilities Cooperative Finance Corporation	6.000%	5/15/06	26,500	26,735
PNC Bank, National Association	4.165%	4/28/06	25,000	25,000	A
Province of Ontario	6.000%	2/21/06	16,500	16,602	C
Wal-Mart Stores, Inc.	3.734%	3/16/06	20,000	19,996	A
Wells Fargo & Company	3.861%	3/3/06	11,000	11,004	A

Total Corporate Bonds and Notes (Identified Cost — $134,482)				134,482

U.S. Government and Agency Obligations — 68.4%
Fixed Rate Securities — 60.1%
Fannie Mae	2.570% to 5.500%	12/5/05 to 8/18/05	264,205	264,171
Federal Farm Credit Banks	2.100% to 3.691%	12/15/05 to 3/17/06	34,600	34,515
Federal Home Loan Bank	2.000% to 4.000%	12/7/05 to 12/1/06	538,434	536,664
Federal Home Loan Bank	3.700% to 3.750%	7/11/06 to 7/13/06	43,405	43,399	D
Freddie Mac	2.500% to 5.500%	12/12/05 to 7/15/06	264,416	264,368
United States Treasury Bill	3.714%	12/15/05	54,400	54,317

				1,197,434

Indexed Securities A — 8.3%
Fannie Mae	3.250%	12/9/05	30,000	30,000
Federal Home Loan Bank	3.714% to 4.195%	3/28/06 to 11/9/06	136,000	135,980

				165,980

Total U.S. Government and Agency Obligations (Identified Cost — $1,363,414)				1,363,414

Commercial Paper E — 2.0%
Barclays United States Funding LLC	3.984%	12/29/05	20,650	20,584
Danske Corporation	3.996%	12/23/05	20,000	19,950

Total Commercial Paper (Identified Cost — $40,534)				40,534

Medium-Term Notes — 4.7%
CIT Group Inc.	4.105%	6/19/06	16,780	16,799	A
Citigroup Global Markets Holdings Inc.	3.884%	12/12/05	5,000	5,000	A
General Electric Capital Corporation	4.502%	5/12/06	10,000	10,009	A
HBOS Treasury Services plc	4.040%	6/30/06	36,000	36,009	A,B,C
Merrill Lynch & Co., Inc.	4.086%	9/18/06	10,000	10,018	A
Toyota Motor Credit Corporation	3.650%	4/13/06	15,000	15,000

Total Medium-Term Notes (Identified Cost — $98,835)				92,835

Repurchase Agreements — 18.7%
Goldman Sachs & Company
3.99%, dated 11/30/05, to be repurchased at $172,818 on 12/1/05 (Collateral: $150,000 Freddie Mac notes, 2.43%, due 3/23/07, value $146,625; $22,800 Fannie Mae bonds, 7.125%, due 1/15/30, value $29,640)			172,799	172,799

Portfolio of Investments
Legg Mason Cash Reserve Trust
November 30, 2005 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Nomura Securities International, Inc.
4.01%, dated 11/30/05, to be repurchased at $200,439 on 12/1/05 (Collateral: $19,290 Freddie Mac notes, 6.06%, due 10/6/20, value $19,266; $81,000 Fannie Mae bonds, 6% to 7.25%, due 12/13/24 to 5/15/30, value $95,634; $91,040 Federal Home Loan Bank bonds, 4.025% to 4.06%, due 3/17/09 to 3/23/09, value $89,612)			200,417	200,417

Total Repurchase Agreements (Identified Cost — $373,216)				373,216

Total Investments — 100.6% (Identified Cost — $2,004,481)				2,004,481
Other Assets Less Liabilities — (0.6)%				(12,750)

Net Assets Applicable to 1,991,770 Shares Outstanding — 100.0%
Net Assets — 100.0%				$1,991,731

Net Asset Value Per Share				$1.00

A Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the one-year Treasury Bill rate. The coupon rates are the rates as of November 30, 2005.
B Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.37% of net assets.
C Yankee Bond or Yankee Certificate of Deposit — A dollar-denominated bond or certificate of deposit issued in the U.S. by a foreign entity.
D Stepped coupon security — A security with predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E Discount Commercial Paper — Commercial paper which does not make periodic interest payments but is sold at such a discount as to produce a current yield to maturity. The rate shown represents the yield to maturity.

Security Valuation
     In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust’s Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Cash Reserve Trust
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: January 11, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: January 11, 2006
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Treasurer, Legg Mason Cash Reserve Trust
Date: January 10, 2006